SIGNIFICANT ACCOUNTING POLICIES - DAC AND VOBA (DETAILS)	12 Months Ended
Dec. 31, 2012
DAC [Abstract]
VOBA Amortization Period Maximum	50 years 0 months 0 days
Estimated Average Annual Rate of Return, Gross	9.00%
Estimated Average Annual Rate of Return, Net	7.37%
Future Annual Rate of Return, Gross, Maximum	15.00%
Future Annual Rate of Return, Net, Maximum	13.37%
Future Annual Rate of Return, Gross, Minimum	0.00%
Future Annual Rate of Return, Net, Minimum	(1.63%)
Future Annual Rate of Return, Assumption, Duration, Maximum (in years)	5 years 0 months 0 days
Future Rate of Return, Gross, Annualized Rate	0.00%
Future Rate of Return, Gross, Annualized Period (in quarters)	2
Future Rate of Return, Gross, Mean Rate	9.00%
Future Rate of Return, Gross, Period for Mean Rate (in quarters)	7